Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Future Annual Repayment of Contractual Commitments
The following table sets forth our future annual repayment of contractual commitments as of March 31, 2018:

	Year Ended March 31,
	2019	2020	2021	2022	2023	Thereafter	Total
	(Amounts in millions)
Contractual commitments by expected repayment date (off-balance sheet arrangements)
Film obligation and production loan commitments(1)	$566.9	$182.6	$137.5	$67.0	$14.6	$14.1	$982.7
Interest payments(2)	113.6	111.7	109.2	106.4	103.1	185.9	729.9
Operating lease commitments	24.1	25.5	30.0	23.6	29.1	34.9	167.2
Other contractual obligations	153.0	61.3	26.4	10.5	4.2	—	255.4
Total future commitments under contractual obligations(3)(4)	$857.6	$381.1	$303.1	$207.5	$151.0	$234.9	$2,135.2
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(1)
Film obligation commitments include distribution and marketing commitments, minimum guarantee commitments and program rights commitments. Distribution and marketing commitments represent contractual commitments for future expenditures associated with distribution and marketing of films which we will distribute. The payment dates of these amounts are primarily based on the anticipated release date of the film. Minimum guarantee commitments represent contractual commitments related to the purchase of film rights for pictures to be delivered in the future. Program rights commitments represent contractual commitments under programming license agreements related to films that are not available for exhibition until some future date (see below for further details). Production loan commitments represent amounts committed for future film production and development to be funded through production financing and recorded as a production loan liability when incurred. Future payments under these commitments are based on anticipated delivery or release dates of the related film or contractual due dates of the commitment. The amounts include estimated future interest payments associated with the commitment.

(2)
Includes cash interest payments on the Company's debt, excluding the interest payments on the revolving credit facility as future amounts are not fixed or determinable due to fluctuating balances and interest rates.

(3)
Not included in the amounts above is a $869.3 million dissenting shareholders' liability associated with the Starz Merger, which is classified as a current liability based on the timing of the scheduled trial set to commence in the second half of fiscal 2019 (see Note 2).

(4)
Not included in the amounts above are $101.8 million of redeemable noncontrolling interest, as future amounts and timing are subject to a number of uncertainties such that we are unable to make sufficiently reliable estimations of future payments (see Note 11).